Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	Pershing Gold Corp.
Entity Central Index Key	0001432196
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	true
Amendment Description	Amendment number 1
Pre-Effective Amendment Number	1
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company